SUPPLEMENT TO THE
FIDELITY BLUE CHIP GROWTH FUND SEPTEMBER 29, 1999 PROSPECTUS

       SHAREHOLDER MEETING.    On or about June 14, 2000, a meeting of
the shareholders of Fidelity Blue Chip Growth Fund will be held to vote on various proposals, including modifications to the fund's management contract. Shareholders of record on April 18, 2000 are entitled to vote at the meeting. Included are proposals to the fund's management fee calculation to provide for lower fees when FMR's assets under management exceed $210 billion, to revise the performance adjustment calculation by rounding the investment performance of both the fund and the comparative index to the nearest 0.01%, rather than the nearest 1.00%, and to allow FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-6666 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 14.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 14.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 14.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE FIDELITY BLUE CHIP GROWTH FUND SEPTEMBER 29, 1999
PROSPECTUS

       SHAREHOLDER MEETING.    On or about June 14, 2000, a meeting of
the shareholders of Fidelity Blue Chip Growth Fund will be held to vote on various proposals, including modifications to the fund's management contract. Shareholders of record on April 18, 2000 are entitled to vote at the meeting. Included are proposals to revise the fund's management fee calculation to provide for lower fees when FMR's assets under management exceed $210 billion, to revise the performance adjustment calculation by rounding the investment performance of both the fund and the comparative index to the nearest 0.01%, rather than the nearest 1.00%, and to allow FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-6666 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 21.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 21.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 22.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE FIDELITY DIVIDEND GROWTH FUND SEPTEMBER 29, 1999
PROSPECTUS

       SHAREHOLDER MEETING. On or about June 14, 2000, a meeting of the shareholders of Fidelity Dividend Growth Fund will be held to vote on various proposals, including modifications to the fund's management contract. Shareholders of record on April 18, 2000 are entitled to vote at the meeting. Included are proposals to revise the fund's management fee calculation to provide for lower fees when FMR's assets under management exceed $210 billion, to revise the performance adjustment calculation by rounding the investment performance of both the fund and the comparative index to the nearest 0.01%, rather than the nearest 1.00%, and to allow FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-6666 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section on page 21.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 21.

(small solid bullet) Fidelity Investments Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 22.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE FIDELITY GROWTH & INCOME PORTFOLIO SEPTEMBER 29,
1999 PROSPECTUS

       SHAREHOLDER MEETING.    On or about June 14, 2000, a meeting of
the shareholders of Fidelity Growth & Income Portfolio will be held to vote on various proposals. Shareholders of record on April 18, 2000 are entitled to vote at the meeting.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-6666 to request a free copy of the proxy statement.

The following information replaces similar information found under the heading "Buying Shares" in the "Shareholder Information" section on page 10.

Effective the close of business on April 3, 1998, the fund's shares are no longer available to new accounts. Shareholders of the fund on that date may continue to buy shares in accounts existing on that date. Investors who did not own shares of the fund on April 3, 1998, generally will not be allowed to buy shares of the fund except that new accounts may be established: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by April 3, 1998, and 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since April 3, 1998. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The following information replaces similar information found in the "Fund Management" section on page 21.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 21.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 22.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.